Revenue - Additional information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment losses on receivables arising from contracts with customers	₨ 163	₨ 404	₨ 386
Cost overruns recognized from contracts with customers	641	0	1,472
Cost over-runs recognized from contracts with customers pending approval	3,578	4,219	1,266
Revenue recognized from cost over runs	₨ 321	₨ 61	₨ 48